Tax - Tax charge (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current tax
Charge for the year	£ (1,415)	£ (1,373)	£ (1,611)
(Under)/over provision in respect of prior years	(145)	(123)	100
Total current tax	(1,560)	(1,496)	(1,511)
Deferred tax
(Charge)/credit or the year	(343)	(281)	47
UK tax rate change impact			(10)
Net increase in the carrying value of deferred tax assets in respect of UK, RoI and Netherlands losses	428	385	267
Over/(under) provision in respect of prior years	10	(42)	(68)
Tax charge for the period	£ (1,465)	£ (1,434)	£ (1,275)